Putnam Investments
One Post Office Square
Boston, MA 02109
April 5, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Funds Trust (Reg. No. 333-515) (811- 07513) (the “Trust”) on behalf of Putnam Retirement Income
Fund Lifestyle 3, formerly Putnam Income Strategies Fund – Post-Effective Amendment No. 119 to Trust’s
Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated June 30, 2010, filed with the Commission on June 28, 2010. We are requesting selective review of only the marked text. The Amendment is expected to become effective on June 16, 2011.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

Anne Marie Duffy
Counsel

cc: James E. Thomas, Esq.
Ropes & Gray LLP